12. Judicial deposits (Details) - BRL (R$) R$ in Thousands		Dec. 31, 2019	Dec. 31, 2018
Judicial deposits [line items]
Non-current portion		R$ 1,006,899	R$ 1,345,113
Civil [Member]
Judicial deposits [line items]
Non-current portion		355,093	334,028
Labor [Member]
Judicial deposits [line items]
Non-current portion		245,928	492,000
Tributary [Member]
Judicial deposits [line items]
Non-current portion		203,110	299,310
Regulatory [Member]
Judicial deposits [line items]
Non-current portion		111	111
Online Attachment [Member]
Judicial deposits [line items]
Non-current portion	[1]	R$ 202,657	R$ 219,664

[1]	Refers to blocked judicial deposits directly on the Company's bank accounts and financial investments related to certain judicial proceedings. This amount is analyzed periodically and, when identified, is reclassified to one of the other specific accounts of judicial deposits.